Average Annual Total Returns - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIP Value Strategies Portfolio	Apr. 29, 2023
VIP Value Strategies Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(7.03%)
Past 5 years	8.38%
Past 10 years	10.22%
VIP Value Strategies Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(7.19%)
Past 5 years	8.27%
Past 10 years	10.11%
VIP Value Strategies Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(7.35%)
Past 5 years	8.10%
Past 10 years	9.94%
RS013
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	5.72%
Past 10 years	10.11%